17. INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax:
Origination of temporary differences	$ 1,211	$ 922
Tax benefit-previously unrecognized tax assets	2,482	3,016	[1]
Prior year over (under) provision	(55)	17
Deferred income tax	3,638	3,955
Income tax recovery	$ 3,638	$ 3,955

[1]	The Company has recognized certain previously unrecognized Canadian tax assets in 2017 and 2016 as a result of the renunciation of certain tax benefits to subscribers pursuant to its May 2016 CAD$12,405,000 and May 2015 CAD$15,000,000 flow-through share offerings.